Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Depreciation and depletion	$ 301,491	$ 251,306
Share-based payments (Note 11)	17,129	17,139
Reversal of impairment of long-lived assets (Note 7)	(174,309)	(100,477)
Gain on sale of Nicaraguan Group (Note 7)	0	(40,129)
Share of net income of associate (Note 7)	(22,167)	(1,114)
Write-down of mineral property interests (Note 7)	11,353	7,277
Interest and financing expense	12,806	23,913
Unrealized (gain) loss on derivative instruments (Note 14)	(5,336)	1,699
Deferred income tax expense (Note 16)	52,102	59,081
Delivery into prepaid sales (Note 12)	0	(30,000)
Other	4,989	(975)
Non-cash (credits) charges	$ 198,058	$ 187,720